CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $)	4 Months Ended	12 Months Ended			4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 29, 2012	Dec. 31, 2013 Subsidiary Guarantors	Dec. 31, 2012 Reportable Entity AMCE	Dec. 31, 2013 Reportable Entity AMCE	Dec. 31, 2012 Reportable Entity Subsidiary Guarantors	Dec. 31, 2013 Reportable Entity Subsidiary Guarantors	Dec. 31, 2012 Reportable Entity Subsidiary Non-Guarantors	Dec. 31, 2013 Reportable Entity Subsidiary Non-Guarantors	Dec. 31, 2012 Consolidating Adjustments	Dec. 31, 2013 Consolidating Adjustments	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Aug. 30, 2012 Predecessor Reportable Entity AMCE	Mar. 29, 2012 Predecessor Reportable Entity AMCE	Aug. 30, 2012 Predecessor Reportable Entity Subsidiary Guarantors	Mar. 29, 2012 Predecessor Reportable Entity Subsidiary Guarantors	Aug. 30, 2012 Predecessor Reportable Entity Subsidiary Non-Guarantors	Mar. 29, 2012 Predecessor Reportable Entity Subsidiary Non-Guarantors	Aug. 30, 2012 Predecessor Consolidating Adjustments	Mar. 29, 2012 Predecessor Consolidating Adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Ownership percentage				100.00%
Revenues
Admissions	$ 548,632,000	$ 1,847,327,000					$ 547,094,000	$ 1,842,977,000	$ 1,538,000	$ 4,350,000			$ 816,031,000	$ 1,295,469,000	$ 1,721,295,000			$ 814,034,000	$ 1,712,943,000	$ 1,997,000	$ 8,352,000
Food and beverage	229,739,000	786,912,000					229,101,000	785,041,000	638,000	1,871,000			342,130,000	518,081,000	689,680,000			341,260,000	687,083,000	870,000	2,597,000
Other theatre	33,121,000	115,189,000					32,990,000	114,922,000	131,000	267,000			47,911,000	71,984,000	111,002,000			47,771,000	110,349,000	140,000	653,000
Total revenues	811,492,000	2,749,428,000					809,185,000	2,742,940,000	2,307,000	6,488,000			1,206,072,000	1,885,534,000	2,521,977,000			1,203,065,000	2,510,375,000	3,007,000	11,602,000
Operating costs and expenses
Film exhibition costs	291,561,000	976,912,000					290,888,000	974,917,000	673,000	1,995,000			436,539,000	694,863,000	916,054,000			435,526,000	912,405,000	1,013,000	3,649,000
Food and beverage costs	30,545,000	107,325,000					30,374,000	106,926,000	171,000	399,000			47,326,000	70,961,000	93,581,000			47,142,000	93,062,000	184,000	519,000
Operating expense	230,434,000	726,641,000			(21,000)	(102,000)	229,199,000	722,984,000	1,256,000	3,759,000			297,328,000	525,431,000	696,783,000	28,000	227,000	295,708,000	689,239,000	1,592,000	7,317,000
Rent	143,374,000	451,828,000					142,698,000	449,833,000	676,000	1,995,000			189,086,000	334,607,000	445,326,000			188,283,000	442,610,000	803,000	2,716,000
General and administrative:
Merger, acquisition and transaction costs	3,366,000	2,883,000					3,366,000	2,883,000					172,000	1,179,000	2,622,000		85,000	172,000	2,537,000
Management fee													2,500,000	3,750,000	5,000,000			2,500,000	5,000,000
Other	29,110,000	97,288,000					29,073,000	97,259,000	37,000	29,000			27,025,000	36,065,000	51,776,000			27,013,000	51,695,000	12,000	81,000
Depreciation and amortization	71,633,000	197,537,000					71,616,000	197,486,000	17,000	51,000			80,971,000	155,970,000	212,817,000			80,944,000	212,576,000	27,000	241,000
Impairment of long-lived assets			285,000												285,000				285,000
Operating costs and expenses	800,023,000	2,560,414,000			(21,000)	(102,000)	797,214,000	2,552,288,000	2,830,000	8,228,000			1,080,947,000	1,822,826,000	2,424,244,000	28,000	312,000	1,077,288,000	2,409,409,000	3,631,000	14,523,000
Operating income (loss)	11,469,000	189,014,000			21,000	102,000	11,971,000	190,652,000	(523,000)	(1,740,000)			125,125,000	62,708,000	97,733,000	(28,000)	(312,000)	125,777,000	100,966,000	(624,000)	(2,921,000)
Other expense (income)
Equity in net (earnings) losses of subsidiaries					48,107,000	(349,185,000)	788,000	1,141,000			(48,895,000)	348,044,000				(88,759,000)	93,172,000	(15,269,000)	3,658,000			104,028,000	(96,830,000)
Other income								(1,415,000)
Other expense (income)	49,000	(1,415,000)					49,000						960,000	377,000	1,402,000			960,000	1,402,000
Interest expense:
Corporate borrowings	45,259,000	129,963,000			45,145,000	130,363,000	61,280,000	173,633,000			(61,166,000)	(174,033,000)	67,614,000	120,265,000	161,645,000	67,366,000	160,849,000	87,133,000	206,205,000			(86,885,000)	(205,409,000)
Capital and financing lease obligations	1,873,000	10,264,000					1,873,000	10,264,000					2,390,000	4,480,000	5,968,000			2,390,000	5,968,000
Equity in (earnings) losses of non-consolidated entities	2,480,000	(47,435,000)			348,000	2,000	2,114,000	(47,424,000)	18,000	(13,000)			(7,545,000)	(1,864,000)	(12,559,000)	60,000	2,359,000	(6,382,000)	(15,465,000)	(1,223,000)	547,000
Investment expense (income)	290,000	(2,084,000)			(50,909,000)	(145,478,000)	(9,967,000)	(30,373,000)		(266,000)	61,166,000	174,033,000	(41,000)	17,666,000	17,641,000	(73,095,000)	(175,229,000)	(13,831,000)	(12,539,000)			86,885,000	205,409,000
Total other expense	49,951,000	89,293,000			42,691,000	(364,298,000)	56,137,000	105,826,000	18,000	(279,000)	(48,895,000)	348,044,000	63,378,000	140,924,000	174,097,000	(94,428,000)	81,151,000	55,001,000	189,229,000	(1,223,000)	547,000	104,028,000	(96,830,000)
Earnings (loss) from continuing operations before income taxes	(38,482,000)	99,721,000			(42,670,000)	364,400,000	(44,166,000)	84,826,000	(541,000)	(1,461,000)	48,895,000	(348,044,000)	61,747,000	(78,216,000)	(76,364,000)	94,400,000	(81,463,000)	70,776,000	(88,263,000)	599,000	(3,468,000)	(104,028,000)	96,830,000
Income tax provision	3,500,000	(263,383,000)					3,500,000	(263,383,000)					2,500,000	1,510,000	2,015,000		525,000	2,500,000	1,490,000
Earnings (loss) from continuing operations	(41,982,000)	363,104,000			(42,670,000)	364,400,000	(47,666,000)	348,209,000	(541,000)	(1,461,000)	48,895,000	(348,044,000)	59,247,000	(79,726,000)	(78,379,000)	94,400,000	(81,988,000)	68,276,000	(89,753,000)	599,000	(3,468,000)	(104,028,000)	96,830,000
Gain (loss) from discontinued operations, net of income taxes	(688,000)	1,296,000					(441,000)	976,000	(247,000)	320,000			35,153,000	(2,989,000)	(3,609,000)			20,483,000	(3,419,000)	14,670,000	(190,000)
Net earnings (loss)	$ (42,670,000)	$ 364,400,000			$ (42,670,000)	$ 364,400,000	$ (48,107,000)	$ 349,185,000	$ (788,000)	$ (1,141,000)	$ 48,895,000	$ (348,044,000)	$ 94,400,000	$ (82,715,000)	$ (81,988,000)	$ 94,400,000	$ (81,988,000)	$ 88,759,000	$ (93,172,000)	$ 15,269,000	$ (3,658,000)	$ (104,028,000)	$ 96,830,000